Future Minimum Lease Payments Required Under Noncancelable Operating Leases (Detail) (JPY ¥) In Millions, unless otherwise specified	Dec. 31, 2014
Schedule of Operating Leases [Line Items]
2015	¥ 26,450
2016	18,937
2017	15,571
2018	8,753
2019	5,775
Thereafter	10,233
Total future minimum lease payments	¥ 85,719